UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2013 to November 30, 2013

333-190866-01

(Commission File Number of issuing entity)

California Republic Auto Receivables Trust 2013-2

(Exact name of issuing entity as specified in its charter)

333-190866

(Commission File Number of depositor)

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

California Republic Bank

(Exact name of sponsor as specified in its charter)

Delaware	80-0843356
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

18400 Von Karman, Suite 1100, Irvine, CA	92612
(Address of principal executive offices of the issuing entity)	(Zip Code)

(949) 270-9700

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☐    No  ☒

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the California Republic Auto Receivables Trust 2013-2 is set forth in the Servicer’s Certificate and Monthly Servicer Report for the December 16, 2013 distribution date, attached as Exhibit 99.1.

No assets held by issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties as of November 30, 2013.

Reference is made to the Form ABS-15G filed by California Republic Funding, LLC with the Securities and Exchange Commission on August 13, 2013 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which California Republic Funding, LLC is the depositor. The CIK number of California Republic Funding, LLC is 0001561326.

PART II – OTHER INFORMATION

Item 9. Exhibits

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC
(Depositor)

/s/ Andrew D. Reid
Andrew D. Reid
EVP, Chief Financial Officer

Date: December 19, 2013

EXHIBIT INDEX

Exhibit No.	Description

99.1	Distribution report of the issuing entity.